CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A common stock Landcadia Holdings II, Inc Common Stock	Class A common stock Landcadia Holdings II, Inc Additional Paid-in Capital	Class B common stock Landcadia Holdings II, Inc Common Stock	Class B common stock Landcadia Holdings II, Inc Additional Paid-in Capital	Landcadia Holdings II, Inc Additional Paid-in Capital	Landcadia Holdings II, Inc Retained Earnings / (Accumulated Deficit)	Landcadia Holdings II, Inc Stock subscription receivable, affiliates	Landcadia Holdings II, Inc	Common Stock	Retained Earnings / (Accumulated Deficit)	Total
Balance at Dec. 31, 2016			$ 382		$ 618		$ (1,000)
Balance (in shares) at Dec. 31, 2016			3,815,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								$ 0
Balance at Dec. 31, 2017			$ 382		618		(1,000)		$ 0	$ (8,043,000)
Balance (in shares) at Dec. 31, 2017			3,815,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								0	0	7,159,000	$ 7,159,000
Balance at Dec. 31, 2018			$ 382		618		(1,000)	0	0	(9,280,000)	(9,280,000)
Balance (in shares) at Dec. 31, 2018			3,815,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued			$ 409		9,591		(10,000)
Common shares issued (in shares)			4,090,625
Net income (loss)						$ (20,974)		(20,974)
Balance at Mar. 31, 2019			$ 791		10,209	(20,974)	(11,000)	(20,974)
Balance (in shares) at Mar. 31, 2019			7,906,250
Balance at Dec. 31, 2018			$ 382		618		(1,000)	0	0	(9,280,000)	(9,280,000)
Balance (in shares) at Dec. 31, 2018			3,815,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								2,002,647		8,477,000	8,477,000
Balance at Sep. 30, 2019	$ 144		$ 791		2,996,428	2,002,647		5,000,010		(6,501,000)	(6,501,000)
Balance (in shares) at Sep. 30, 2019	1,439,496		7,906,250
Balance at Dec. 31, 2018			$ 382		618		(1,000)	0	0	(9,280,000)	(9,280,000)
Balance (in shares) at Dec. 31, 2018			3,815,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	$ (3,163)	$ (316,246,837)	$ 409	$ 9,591			(10,000)	(316,250,000)
Common shares issued (in shares)	31,625,000		4,090,625
Sponsor warrants issued					8,825,000			8,825,000
Underwriters commissions and offering costs					(18,093,750)			(18,093,750)
Class A shares subject to redemption	$ (3,019)				(304,488,954)			(304,491,973)
Class A shares subject to redemption (in shares)	30,181,451
Payment of stock subscription receivable, affiliates							11,000	11,000
Net income (loss)						2,499,733		2,499,733	0	11,671,000	11,671,000
Balance at Dec. 31, 2019	$ 144		$ 791		2,499,342	2,499,733	0	5,000,010	0	(8,385,000)	(8,385,000)
Balance (in shares) at Dec. 31, 2019	1,443,549		7,906,250
Balance at Mar. 31, 2019			$ 791		10,209	(20,974)	(11,000)	(20,974)
Balance (in shares) at Mar. 31, 2019			7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	$ 3,163				316,246,837			316,250,000
Common shares issued (in shares)	31,625,000
Sponsor warrants issued					8,825,000			8,825,000
Underwriters commissions and offering costs					(18,093,750)			(18,093,750)
Class A shares subject to redemption	$ (3,020)				(302,810,754)			(302,813,774)
Class A shares subject to redemption (in shares)	(30,191,153)
Payment of stock subscription receivable, affiliates							11,000	11,000
Net income (loss)						842,508		842,508
Balance at Jun. 30, 2019	$ 143		$ 791		4,177,542	821,534		5,000,010
Balance (in shares) at Jun. 30, 2019	1,433,847		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A shares subject to redemption	$ 1				(1,181,114)			(1,181,113)
Class A shares subject to redemption (in shares)	5,649
Net income (loss)						1,181,113		1,181,113			2,902,000
Balance at Sep. 30, 2019	$ 144		$ 791		2,996,428	2,002,647		5,000,010		(6,501,000)	(6,501,000)
Balance (in shares) at Sep. 30, 2019	1,439,496		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								497,086
Balance at Dec. 31, 2019	$ 144		$ 791		2,499,342	2,499,733	0	5,000,010	0	(8,385,000)	(8,385,000)
Balance (in shares) at Dec. 31, 2019	1,443,549		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A shares subject to redemption	$ 1		$ 0		(750,352)	0	0	(750,351)
Class A shares subject to redemption (in shares)	11,355		0
Net income (loss)						750,351		750,351
Balance at Mar. 31, 2020	$ 145		$ 791		1,748,990	3,250,084		5,000,010
Balance (in shares) at Mar. 31, 2020	1,454,904		7,906,250
Balance at Dec. 31, 2019	$ 144		$ 791		2,499,342	2,499,733	$ 0	5,000,010	$ 0	(8,385,000)	(8,385,000)
Balance (in shares) at Dec. 31, 2019	1,443,549		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)								570,078		2,514,000	2,514,000
Balance at Sep. 30, 2020	$ 150		$ 791		1,929,257	3,069,812		5,000,010		(18,609,000)	(307,794,000)
Balance (in shares) at Sep. 30, 2020	1,507,526		7,906,250
Balance at Mar. 31, 2020	$ 145		$ 791		1,748,990	3,250,084		5,000,010
Balance (in shares) at Mar. 31, 2020	1,454,904		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A shares subject to redemption	$ 2				(60,133)			(60,131)
Class A shares subject to redemption (in shares)	21,179
Net income (loss)						60,131		60,131
Balance at Jun. 30, 2020	$ 147		$ 791		1,688,857	3,310,215		5,000,010
Balance (in shares) at Jun. 30, 2020	1,476,083		7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A shares subject to redemption	$ 3				240,400			240,403
Class A shares subject to redemption (in shares)	31,443
Net income (loss)						(240,403)		(240,403)			(1,774,000)
Balance at Sep. 30, 2020	$ 150		$ 791		$ 1,929,257	$ 3,069,812		$ 5,000,010		$ (18,609,000)	$ (307,794,000)
Balance (in shares) at Sep. 30, 2020	1,507,526		7,906,250